Eaton Vance
International Small-Cap Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 92.8%
Security	Shares	Value
Australia — 8.2%
Bapcor, Ltd.	89,006	$ 399,498
BlueScope Steel, Ltd.	14,498	185,497
carsales.com, Ltd.	51,812	788,217
Data#3, Ltd.	118,298	588,603
Dexus	54,059	305,464
Dicker Data, Ltd.	82,372	452,532
Evolution Mining, Ltd.	132,174	241,967
IGO, Ltd.	30,849	271,180
Lynas Rare Earths, Ltd. (1)	22,847	125,476
Northern Star Resources, Ltd.	37,275	260,154
OZ Minerals, Ltd.	10,483	197,087
Steadfast Group, Ltd.	165,897	649,377
Westgold Resources, Ltd.(1)	150,339	96,079
WiseTech Global, Ltd.	6,293	265,934
		$ 4,827,065
Austria — 1.8%
ams-OSRAM AG(1)	41,470	$ 321,513
BAWAG Group AG(1)(2)	11,362	707,241
		$ 1,028,754
Belgium — 1.5%
Azelis Group NV	29,980	$ 759,124
VGP NV	1,660	148,893
		$ 908,017
Canada — 8.8%
Agnico Eagle Mines, Ltd.	4,684	$ 215,646
ARC Resources, Ltd.	39,041	425,174
Ats Corp.(1)	23,306	940,268
CAE, Inc.(1)	18,537	418,016
Granite Real Estate Investment Trust	11,134	671,222
Keyera Corp.	16,442	362,821
Killam Apartment Real Estate Investment Trust	49,896	671,740
Pan American Silver Corp.	7,395	110,234
Peyto Exploration & Development Corp.	37,930	329,681
Quebecor, Inc., Class B	19,666	465,239
TMX Group, Ltd.	5,913	589,653
		$ 5,199,694
Denmark — 0.6%
Topdanmark A/S	6,994	$ 374,110
		$ 374,110
Security	Shares	Value
France — 0.9%
IPSOS	8,817	$ 540,880
		$ 540,880
Germany — 2.3%
Encavis AG	14,346	$ 280,004
Jenoptik AG	19,074	661,645
LEG Immobilien SE	5,494	397,862
		$ 1,339,511
Ireland — 0.6%
Irish Residential Properties REIT PLC	322,464	$ 371,776
		$ 371,776
Israel — 0.6%
Amot Investments, Ltd.	73,370	$ 363,663
		$ 363,663
Italy — 5.6%
Amplifon SpA	20,667	$ 597,588
BFF Bank SpA(2)	79,277	786,954
DiaSorin SpA	3,469	418,180
FinecoBank Banca Fineco SpA	28,573	493,755
MARR SpA	36,817	450,961
Moncler SpA	9,472	577,375
		$ 3,324,813
Japan — 25.2%
As One Corp.	17,838	$ 743,543
Asahi Intecc Co., Ltd.	21,401	364,374
BayCurrent Consulting, Inc.	10,524	413,147
Chiba Bank, Ltd. (The)	83,519	611,520
Cosmos Pharmaceutical Corp.	6,619	606,725
Daiseki Co., Ltd.	9,984	299,955
Dip Corp.	23,064	595,903
Fukuoka Financial Group, Inc.	28,264	630,948
Goldwin, Inc.	6,508	565,629
JMDC, Inc.	8,637	272,699
Kose Corp.	5,895	666,466
Kyoritsu Maintenance Co., Ltd.	12,979	513,893
LaSalle Logiport REIT	570	648,003
Lion Corp.	67,721	730,593
Mitsubishi Research Institute, Inc.	9,573	364,295
Mitsui Fudosan Logistics Park, Inc.	172	573,411
Miura Co., Ltd.	32,877	793,354
Nihon M&A Center Holdings, Inc.	64,482	537,627
Nissan Chemical Corp.	9,380	411,911

Eaton Vance
International Small-Cap Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Co., Ltd.	58,441	$ 382,149
Sakata Seed Corp.	21,288	635,333
Sanwa Holdings Corp.	77,069	812,397
Sumco Corp.	43,456	599,624
T Hasegawa Co., Ltd.	21,074	454,122
Tosei Corp.	45,279	490,029
USS Co., Ltd.	36,007	584,164
Yamaha Corp.	15,461	586,635
		$14,888,449
Luxembourg — 0.3%
APERAM S.A.	4,324	$ 168,152
		$ 168,152
Netherlands — 3.5%
BE Semiconductor Industries NV	8,403	$ 648,640
Euronext NV(2)	9,043	659,596
IMCD NV	4,957	784,649
		$ 2,092,885
New Zealand — 1.7%
EBOS Group, Ltd.	22,222	$ 608,341
Spark New Zealand, Ltd.	132,811	410,063
		$ 1,018,404
Norway — 1.6%
Entra ASA(2)	34,671	$ 386,846
SmartCraft ASA(1)	243,011	424,701
TGS ASA	8,268	148,829
		$ 960,376
Portugal — 0.8%
NOS SGPS S.A.	100,757	$ 445,218
		$ 445,218
Singapore — 0.9%
Daiwa House Logistics Trust	1,087,439	$ 516,633
		$ 516,633
Spain — 1.7%
Acciona S.A.	2,370	$ 446,520
Inmobiliaria Colonial Socimi S.A.	77,942	559,158
		$ 1,005,678
Security	Shares	Value
Sweden — 6.2%
AddTech AB, Class B	50,473	$ 903,360
Boliden AB	5,774	236,370
Bravida Holding AB(2)	51,498	576,828
Indutrade AB	27,376	582,299
Lagercrantz Group AB, Class B	45,427	514,601
Sdiptech AB, Class B(1)	23,027	577,780
SSAB AB, Class B	42,136	288,228
		$ 3,679,466
Switzerland — 0.7%
Galenica AG(2)	5,220	$ 404,454
		$ 404,454
United Kingdom — 18.2%
Abcam PLC, ADR(1)	40,937	$ 589,902
Allfunds Group PLC	25,639	223,320
Bellway PLC	6,646	177,184
Capital & Counties Properties PLC	252,571	382,615
Capricorn Energy PLC(1)	111,483	334,393
Cranswick PLC	18,454	696,640
Dechra Pharmaceuticals PLC	22,686	745,175
Diploma PLC	24,892	831,709
DiscoverIE Group PLC	76,187	781,702
Games Workshop Group PLC	7,154	794,147
Greggs PLC	23,305	761,087
JTC PLC(2)	71,846	668,978
Judges Scientific PLC	6,925	791,346
Nomad Foods, Ltd.(1)	15,273	273,692
RWS Holdings PLC	173,587	745,442
St. James's Place PLC	43,110	663,660
Volution Group PLC	134,000	591,535
Watches of Switzerland Group PLC(1)(2)	28,072	280,843
Wise PLC, Class A(1)	64,238	450,807
		$10,784,177
United States — 1.1%
Autoliv, Inc.	6,640	$ 614,731
		$ 614,731
Total Common Stocks (identified cost $53,099,617)		$54,856,906

Eaton Vance
International Small-Cap Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 5.7%
Security	Shares	Value
Equity Funds — 5.7%
iShares MSCI EAFE Small-Cap ETF	9,848	$ 583,198
iShares MSCI Hong Kong ETF	49,978	1,018,552
iShares MSCI Singapore ETF	35,976	688,221
iShares S&P/TSX SmallCap Index ETF	40,960	557,140
Vanguard MSCI Australian Small Companies Index ETF	13,056	544,957
Total Exchange-Traded Funds (identified cost $3,566,344)		$ 3,392,068

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	1,117,774	$ 1,117,774
Total Short-Term Investments (identified cost $1,117,774)		$ 1,117,774

Total Investments — 100.4% (identified cost $57,783,735)	$59,366,748
Other Assets, Less Liabilities — (0.4)%	$ (220,978)
Net Assets — 100.0%	$59,145,770
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $4,471,740 or 7.6% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.2%	$13,118,590
Financials	11.9	7,059,112
Real Estate	11.0	6,487,315
Consumer Discretionary	9.9	5,855,186
Information Technology	9.0	5,292,895
Health Care	8.0	4,744,256
Consumer Staples	6.9	4,060,410
Exchange-Traded Funds	5.7	3,392,068
Materials	5.5	3,262,103
Communication Services	4.5	2,649,617
Energy	2.7	1,600,898
Utilities	1.2	726,524
Short-Term Investments	1.9	1,117,774
Total Investments	100.4%	$59,366,748
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
International Small-Cap Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at February 28, 2023.
Affiliated Investments
At February 28, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,117,774, which represents 1.9% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,443,827	$4,332,094	$(4,658,147)	$ —	$ —	$1,117,774	$14,217	1,117,774
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$21,250,551	$ —	$21,250,551
Developed Europe	863,594	26,564,673	—	27,428,267
Developed Middle East	—	363,663	—	363,663
North America	5,814,425	—	—	5,814,425
Total Common Stocks	$ 6,678,019	$48,178,887*	$ —	$54,856,906
Exchange-Traded Funds	$ 2,847,111	$ 544,957*	$ —	$ 3,392,068
Short-Term Investments	1,117,774	—	—	1,117,774
Total Investments	$10,642,904	$48,723,844	$ —	$59,366,748
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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